Payments, by Project - 12 months ended Dec. 31, 2023 - MXN ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 262,352,844	$ 260,882	$ 2,163,000	$ 76,526	$ 30,300	$ 264,883,552
ENTITY LEVEL PAYMENT/MX - Secretaría de Hacienda y Crédito Público
Total	261,987,525					261,987,525
MUTUAL BENEFIT PROJECTS - State of Chiapas
Total				30,001		30,001
MUTUAL BENEFIT PROJECTS - State of Tabasco
Total				34,275		34,275
MUTUAL BENEFIT PROJECTS - State of Tamaulipas
Total					6,700	6,700
MUTUAL BENEFIT PROJECTS - State of Veracruz
Total				12,250	23,600	35,850
CNH-A3-CÁRDENAS-MORA/2018 - Secretaría de Hacienda y Crédito Público
Total	23,130					23,130
CNH-A3-CÁRDENAS-MORA/2018 - Comisión Nacional de Hidrocarburos
Total		992	244,322			245,314
CNH-A4-OGARRIO/2018 - Secretaría de Hacienda y Crédito Público
Total	20,365					20,365
CNH-A4-OGARRIO/2018 - Comisión Nacional de Hidrocarburos
Total			288,301			288,301
CNH-M1-EK-BALAM/2017 - Secretaría de Hacienda y Crédito Público
Total	231,307					231,307
CNH-M1-EK-BALAM/2017 - Comisión Nacional de Hidrocarburos
Total		205,987	1,521,870			1,727,857
CNH-M2-SANTUARIO-EL GOLPE/2017 - Secretaría de Hacienda y Crédito Público
Total	22,339					22,339
CNH-M2-SANTUARIO-EL GOLPE/2017 - Comisión Nacional de Hidrocarburos
Total			905			905
CNH-M3-MISIÓN/2018 - Secretaría de Hacienda y Crédito Público
Total	18,323					18,323
CNH-M3-MISIÓN/2018 - Comisión Nacional de Hidrocarburos
Total		9,164				9,164
CNH-M4-ÉBANO/2018 - Secretaría de Hacienda y Crédito Público
Total	11,847					11,847
CNH-M4-ÉBANO/2018 - Comisión Nacional de Hidrocarburos
Total		39,914	157			40,071
CNH-M5-MIQUETLA/2018 - Secretaría de Hacienda y Crédito Público
Total	3,416					3,416
CNH-M5-MIQUETLA/2018 - Comisión Nacional de Hidrocarburos
Total		4,825	90,687			95,512
PHOSPHATE MINING - Secretaría de Hacienda y Crédito Público
Total	34,592					34,592
PHOSPHATE MINING - Servicio Geológico Mexicano
Total			16,758			16,758
Mexican Petroleum Exploration and Production [Member]
Total	262,318,252	$ 260,882	2,146,242	$ 76,526	$ 30,300	264,832,202
Other Operating Subsidiary Companies [Member]
Total	$ 34,592		$ 16,758			$ 51,350